TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Expense (Benefit)	$ 3,558	$ 1,479